LVIP Delaware U.S. Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.40%
Automobiles–1.97%
†Tesla, Inc.	62,703	$11,022,560
		11,022,560
Biotechnology–2.17%
AbbVie, Inc.	7,004	1,275,429
†Exelixis, Inc.	133,106	3,158,605
†Vertex Pharmaceuticals, Inc.	18,407	7,694,310
		12,128,344
Building Products–0.39%
Trane Technologies PLC	7,175	2,153,935
		2,153,935
Capital Markets–0.22%
Ameriprise Financial, Inc.	2,865	1,256,131
		1,256,131
Communications Equipment–0.89%
†Arista Networks, Inc.	17,219	4,993,166
		4,993,166
Construction & Engineering–0.52%
EMCOR Group, Inc.	8,377	2,933,625
		2,933,625
Consumer Finance–0.58%
American Express Co.	14,373	3,272,588
		3,272,588
Diversified Financial Services–4.88%
†Block, Inc.	28,137	2,379,828
Mastercard, Inc. Class A	30,763	14,814,538
Visa, Inc. Class A	36,278	10,124,464
		27,318,830
Electrical Equipment–0.25%
Vertiv Holdings Co. Class A	17,097	1,396,312
		1,396,312
Entertainment–2.99%
†Netflix, Inc.	12,338	7,493,238
†Spotify Technology SA	35,009	9,238,875
		16,732,113
Food & Staples Retailing–2.74%
Costco Wholesale Corp.	20,929	15,333,213
		15,333,213
Health Care Equipment & Supplies–0.60%
†Intuitive Surgical, Inc.	8,434	3,365,925
		3,365,925
Health Care Providers & Services–3.19%
Cencora, Inc.	5,772	1,402,538
McKesson Corp.	17,460	9,373,401
†Molina Healthcare, Inc.	3,259	1,338,895
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	11,622	$5,749,404
		17,864,238
Health Care Technology–0.81%
†Veeva Systems, Inc. Class A	19,625	4,546,916
		4,546,916
Hotels, Restaurants & Leisure–5.60%
Booking Holdings, Inc.	3,184	11,551,170
†DoorDash, Inc. Class A	70,255	9,675,519
†Expedia Group, Inc.	37,439	5,157,222
Hilton Worldwide Holdings, Inc.	9,225	1,967,785
Starbucks Corp.	32,739	2,992,017
		31,343,713
Household Durables–0.32%
†NVR, Inc.	224	1,814,391
		1,814,391
Interactive Media & Services–11.67%
†Alphabet, Inc. Class A	189,456	28,594,594
†Alphabet, Inc. Class C	151,827	23,117,179
Meta Platforms, Inc. Class A	13,558	6,583,494
†Pinterest, Inc. Class A	202,278	7,012,978
		65,308,245
IT Services–2.47%
Accenture PLC Class A	20,798	7,208,795
†EPAM Systems, Inc.	7,169	1,979,791
†VeriSign, Inc.	24,491	4,641,289
		13,829,875
Life Sciences Tools & Services–0.36%
†Medpace Holdings, Inc.	4,921	1,988,822
		1,988,822
Machinery–0.41%
Caterpillar, Inc.	6,302	2,309,242
		2,309,242
Media–0.22%
†Trade Desk, Inc. Class A	13,863	1,211,903
		1,211,903
Multiline Retail–2.56%
†Amazon.com, Inc.	79,462	14,333,356
		14,333,356
Pharmaceuticals–3.02%
Eli Lilly & Co.	21,747	16,918,296
		16,918,296
Road & Rail–1.51%
Old Dominion Freight Line, Inc.	12,442	2,728,655
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Uber Technologies, Inc.	74,174	$5,710,656
		8,439,311
Semiconductors & Semiconductor Equipment–15.22%
†Advanced Micro Devices, Inc.	20,358	3,674,416
Applied Materials, Inc.	56,079	11,565,172
Broadcom, Inc.	14,665	19,437,138
Lam Research Corp.	8,804	8,553,702
Monolithic Power Systems, Inc.	4,293	2,908,164
NVIDIA Corp.	29,620	26,763,447
QUALCOMM, Inc.	72,859	12,335,029
		85,237,068
Software–19.41%
†Adobe, Inc.	24,671	12,448,987
†Cadence Design Systems, Inc.	7,642	2,378,802
†Crowdstrike Holdings, Inc. Class A	9,312	2,985,334
†Dropbox, Inc. Class A	148,698	3,613,361
†Fair Isaac Corp.	1,878	2,346,767
†Fortinet, Inc.	88,274	6,029,997
†HubSpot, Inc.	3,678	2,304,488
†Manhattan Associates, Inc.	36,348	9,095,360
Microsoft Corp.	108,642	45,707,862
Salesforce, Inc.	10,265	3,091,613
†ServiceNow, Inc.	14,806	11,288,094
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synopsys, Inc.	12,946	$7,398,639
		108,689,304
Specialty Retail–4.92%
†AutoZone, Inc.	1,195	3,766,222
Lowe's Cos., Inc.	10,671	2,718,224
†O'Reilly Automotive, Inc.	1,248	1,408,842
Ross Stores, Inc.	26,549	3,896,331
TJX Cos., Inc.	111,286	11,286,626
†Wayfair, Inc. Class A	19,569	1,328,344
Williams-Sonoma, Inc.	9,861	3,131,163
		27,535,752
Technology Hardware, Storage & Peripherals–7.36%
Apple, Inc.	209,763	35,970,159
NetApp, Inc.	49,992	5,247,660
		41,217,819
Textiles, Apparel & Luxury Goods–2.15%
†Deckers Outdoor Corp.	7,789	7,331,474
†Lululemon Athletica, Inc.	6,392	2,497,035
NIKE, Inc. Class B	23,261	2,186,069
		12,014,578
Total Common Stock (Cost $361,696,827)		556,509,571

TOTAL INVESTMENTS–99.40% (Cost $361,696,827)	556,509,571
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.60%	3,349,856
NET ASSETS APPLICABLE TO 50,354,399 SHARES OUTSTANDING–100.00%	$559,859,427

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$556,509,571	$—	$—	$556,509,571
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3